UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

EuroPac International Value Fund

Class A (EPIVX)

Class I (EPVIX)

EuroPac International Bond Fund

Class A (EPIBX)

Class I (EPBIX)

EuroPac International Dividend Income Fund

Class A (EPDPX)

Class I (EPDIX)

EP Emerging Markets Small Companies Fund

Class A (EPASX)

Class I (EPEIX)

EuroPac Gold Fund

Class A (EPGFX)

Class I (EPGIX)

SEMI-ANNUAL REPORT

April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 558-5851 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (888) 558-5851 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Euro Pacific Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	22
Statements of Operations	26
Statements of Changes in Net Assets	28
Financial Highlights	33
Notes to Financial Statements	44
Supplemental Information	61
Expense Examples	68

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.europacificfunds.com

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 88.1%
	AUSTRALIA — 5.8%
120,000	Newcrest Mining Ltd. [1]	$2,153,526
805,000	Telstra Corp. Ltd.	1,599,928
		3,753,454
	BRAZIL — 1.5%
450,656	Ambev S.A. - ADR	968,910

	CANADA — 21.6%
168,800	Barrick Gold Corp.	4,341,536
509,900	Kinross Gold Corp. *	3,370,439
33,400	Nutrien Ltd.	1,192,714
1,066,708	Yamana Gold, Inc.	4,992,193
		13,896,882
	CHINA — 4.1%
9,700	Baidu, Inc. - ADR *	979,021
31,500	Tencent Holdings Ltd. - ADR	1,657,530
		2,636,551
	DENMARK — 1.9%
19,550	Novo Nordisk A/S - ADR	1,238,101

	FRANCE — 1.7%
21,100	Societe BIC S.A.	1,056,272

	GERMANY — 6.3%
20,000	BASF S.E.	1,023,233
30,000	Bayer A.G.	1,977,205
30,000	Daimler A.G.	1,036,767
		4,037,205
	HONG KONG — 2.8%
223,500	China Mobile Ltd.	1,796,730

	NETHERLANDS — 1.5%
58,332	Royal Dutch Shell PLC - A Shares	989,439

	NEW ZEALAND — 0.1%
304,920	SKY Network Television Ltd. *	52,376

	NORWAY — 1.5%
69,870	Equinor A.S.A.	978,307

1

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE — 2.6%
842,700	Singapore Telecommunications Ltd.	$1,691,137

	SWEDEN — 6.4%
295,100	Betsson A.B. *	1,675,794
702,930	NetEnt A.B. *	2,449,811
		4,125,605
	SWITZERLAND — 2.3%
17,280	Novartis A.G. - ADR	1,464,134

	UNITED KINGDOM — 13.1%
81,814	British American Tobacco PLC - ADR	3,121,204
49,700	GlaxoSmithKline PLC - ADR	2,090,879
33,003	Unilever N.V.	1,631,008
1,123,470	Vodafone Group PLC	1,586,725
		8,429,816
	UNITED STATES — 14.9%
119,186	Newmont Corp.	7,089,183
33,645	Philip Morris International, Inc.	2,509,917
		9,599,100
	TOTAL COMMON STOCKS
	(Cost $56,059,042)	56,714,019

	SHORT-TERM INVESTMENTS — 13.3%
8,529,184	Federated Treasury Obligations Fund - Institutional Class, 0.152% [2]	8,529,184

	Total Short-Term Investments
	(Cost $8,529,184)	8,529,184

	TOTAL INVESTMENTS — 101.4%
	(Cost $64,588,226)	65,243,203

	Liabilities in Excess of Other Assets — (1.4)%	(905,305)

	TOTAL NET ASSETS — 100.0%	$64,337,898

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 3.35% of Net Assets. The total value of these securities is $2,153,526.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

2

EuroPac International Value Fund

SUMMARY OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	37.5%
Consumer, Non-cyclical	25.0%
Communications	14.5%
Consumer, Cyclical	4.2%
Technology	3.8%
Energy	3.1%
Total Common Stocks	88.1%
Short-Term Investments	13.3%
Total Investments	101.4%
Liabilities in Excess of Other Assets	(1.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

3

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS — 0.0%
UNITED STATES — 0.0%
10,729	Hycroft Mining Corp. *,1	$—
TOTAL COMMON STOCKS
	(Cost $1,585,230)	—

Principal Amount
	FIXED INCOME SECURITIES — 85.4%
	ARGENTINA — 1.0%
$40,000,000	Argentine Bonos del Tesoro 18.200%, 10/3/2021	423,194

	AUSTRALIA — 9.4%
1,000,000	Coca-Cola Amatil Ltd. 4.625%, 5/21/2021	676,721
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[2]	1,221,561
	Queensland Treasury Corp.
1,000,000	6.000%, 6/14/2021	693,537
1,500,000	5.750%, 7/22/2024	1,186,746
		3,778,565
	BRAZIL — 2.3%
4,500,000	Brazilian Government International Bond 12.500%, 1/5/2022	923,038

	CANADA — 7.2%
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,562,457
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	298,267
1,500,000	Pembina Pipeline Corp. 3.310%, 2/1/2030[3]	1,060,905
18,750	Sanjel Corp. 0.000%, 12/29/2167[1,4]	—
		2,921,629
	CHILE — 3.6%
375,000,000	Bonos de la Tesoreria de la Republica en pesos 4.500%, 3/1/2026	515,159
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	929,366
		1,444,525
4

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	COLOMBIA — 0.8%
$1,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	$332,952

	GERMANY — 3.5%
14,000,000	Kreditanstalt fuer Wiederaufbau 2.110% (NIBOR 3 Month + 150 basis points), 1/25/20225	1,401,763

	LUXEMBOURG — 3.0%
18,090,000,000	European Investment Bank 7.400%, 1/24/2022	1,217,192

	MALAYSIA — 5.9%
10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	2,375,498

	MEXICO — 5.8%
20,000,000	America Movil S.A.B. de C.V. 6.450%, 12/5/2022	820,572
35,000,000	Mexican Bonos 6.750%, 3/9/2023	1,508,815
		2,329,387
	NEW ZEALAND — 4.9%
2,100,000	New Zealand Government Inflation Linked Bond 3.000%, 9/20/2030	1,807,017
240,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	181,024
		1,988,041
	PERU — 4.5%
5,400,000	Peruvian Government International Bond 5.940%, 2/12/2029	1,805,214

	PHILIPPINES — 5.8%
75,000,000	Asian Development Bank 6.200%, 10/6/2026	1,018,061
67,000,000	Philippine Government International Bond 4.950%, 1/15/2021	1,327,743
		2,345,804
	SINGAPORE — 7.2%
1,000,000	Housing & Development Board 2.420%, 7/24/2023	739,338
5

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	SINGAPORE (Continued)
$1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[3,6]	$699,214
2,000,000	Singapore Government Bond 1.750%, 4/1/2022	1,455,528
		2,894,080
	SOUTH KOREA — 2.0%
60,000,000	Export-Import Bank of Korea 6.750%, 8/9/2022	812,459

	SWEDEN — 0.9%
3,500,000	Telia Co. A.B. 3.250%, 10/4/2077[3,7]	361,430

	UNITED STATES — 17.6%
1,000,000	Barrick North America Finance LLC 5.750%, 5/1/2043	1,414,349
26,000,000,000	Inter-American Development Bank 7.875%, 3/14/2023	1,792,296
35,000,000	International Bank for Reconstruction & Development 3.125%, 9/25/2020	694,320
	International Finance Corp.
74,000,000	8.250%, 6/10/2021	1,013,799
56,000,000	5.850%, 11/25/2022	756,484
1,000,000	Newmont Corp. 6.250%, 10/1/2039	1,417,286
		7,088,534
	TOTAL FIXED INCOME SECURITIES
	(Cost $40,073,796)	34,443,305

Number of Shares
	SHORT-TERM INVESTMENTS — 7.9%
3,175,717	Federated Treasury Obligations Fund - Institutional Class, 0.152% [8]	3,175,717
	Total Short-Term Investments
	(Cost $3,175,717)	3,175,717

	TOTAL INVESTMENTS — 93.3%
	(Cost $44,834,743)	37,619,022

	Other Assets in Excess of Liabilities — 6.7%	2,683,231

	TOTAL NET ASSETS — 100.0%	$40,302,253
6

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

LLC – Limited Liability Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,221,561, which represents 3.03% of Net Assets.
[3]	Callable.
[4]	Perpetual security. Maturity date is not applicable.
[5]	Floating rate security.
[6]	Step rate security.
[7]	Variable rate security.
[8]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

7

EuroPac International Bond Fund

SUMMARY OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	0.0%
Total Common Stocks	0.0%
Fixed Income Securities
Government	59.9%
Basic Materials	10.1%
Financial	5.8%
Communications	2.9%
Energy	2.6%
Diversified	1.7%
Consumer, Non-cyclical	1.7%
Utilities	0.7%
Total Fixed Income Securities	85.4%
Short-Term Investments	7.9%
Total Investments	93.3%
Other Assets in Excess of Liabilities	6.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

8

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 85.2%
	AUSTRALIA — 2.3%
630,000	Telstra Corp. Ltd.	$1,252,118

	BRAZIL — 1.6%
421,851	Ambev S.A. - ADR	906,980

	CANADA — 15.1%
151,000	Barrick Gold Corp.	3,883,720
43,650	BCE, Inc.	1,765,128
91,047	Freehold Royalties Ltd.	243,970
526,000	Yamana Gold, Inc.	2,461,680
		8,354,498
	DENMARK — 1.9%
17,100	Novo Nordisk A/S - ADR	1,082,943

	FRANCE — 8.2%
18,700	Danone S.A.	1,296,397
130,000	Engie S.A.	1,410,981
18,500	Societe BIC S.A.	926,115
25,650	TOTAL S.A. - ADR	901,597
		4,535,090
	GERMANY — 7.1%
19,000	BASF S.E.	972,071
29,370	Bayer A.G.	1,935,684
29,141	Daimler A.G.	1,007,081
		3,914,836
	HONG KONG — 3.3%
227,000	China Mobile Ltd.	1,824,866

	NETHERLANDS — 1.7%
29,380	Royal Dutch Shell PLC - Class A	973,359

	NEW ZEALAND — 2.1%
1,849,000	Kiwi Property Group Ltd.	1,094,586
424,922	SKY Network Television Ltd. *	72,989
		1,167,575
	NORWAY — 3.8%
58,950	Equinor A.S.A. - ADR	800,541
84,900	Telenor A.S.A.	1,303,113
		2,103,654
9

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE — 3.8%
570,000	Singapore Telecommunications Ltd.	$1,143,880
2,709,861	Starhill Global REIT - REIT	960,808
		2,104,688
	SWEDEN — 6.6%
261,000	Betsson A.B. *	1,482,149
630,000	NetEnt A.B. *	2,195,639
		3,677,788
	SWITZERLAND — 1.8%
11,696	Novartis A.G. - ADR	991,002

	UNITED KINGDOM — 11.9%
67,800	British American Tobacco PLC - ADR	2,586,570
36,240	GlaxoSmithKline PLC - ADR	1,524,617
20,650	Unilever N.V.	1,020,523
1,054,109	Vodafone Group PLC	1,488,763
		6,620,473
	UNITED STATES — 14.0%
101,150	Newmont Corp.	6,016,402
23,700	Philip Morris International, Inc.	1,768,020
		7,784,422
	TOTAL COMMON STOCKS
	(Cost $55,472,500)	47,294,292
	EXCHANGE-TRADED FUNDS — 2.2%
	UNITED STATES — 2.2%
30,800	VanEck Vectors Junior Gold Miners ETF - ETF	1,243,088
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $802,088)	1,243,088
	SHORT-TERM INVESTMENTS — 12.2%
6,745,884	Federated Treasury Obligations Fund - Institutional Class, 0.152% [1]	6,745,884
	Total Short-Term Investments
	(Cost $6,745,884)	6,745,884

	TOTAL INVESTMENTS — 99.6%
	(Cost $63,020,472)	55,283,264

	Other Assets in Excess of Liabilities — 0.4%	202,475

	TOTAL NET ASSETS — 100.0%	$55,485,739

ADR – American Depository Receipt

10

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

ETF – Exchange-Traded Fund

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

11

EuroPac International Dividend Income Fund

SUMMARY OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	25.3%
Basic Materials	24.0%
Communications	15.9%
Energy	5.3%
Consumer, Cyclical	4.5%
Technology	4.0%
Financial	3.7%
Utilities	2.5%
Total Common Stocks	85.2%
Exchange-Traded Funds
Basic Materials	2.2%
Total Exchange-Traded Funds	2.2%
Short-Term Investments	12.2%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

12

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.3%
	BRAZIL — 5.2%
20,800	Arco Platform Ltd. - Class A *	$1,044,576
264,915	Banco Inter S.A. [1]	455,011
211,645	Instituto Hermes Pardini S.A.	757,001
179,230	Odontoprev S.A.	494,391
		2,750,979
	CHINA — 14.6%
568,355	AK Medical Holdings Ltd. [1]	1,524,877
62,165	Amoy Diagnostics Co., Ltd. - Class A	687,758
2,700,000	China Forestry Holdings Co., Ltd. *,2	—
311,330	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,452,613
570,720	Haitian International Holdings Ltd.	1,009,797
249,070	Shanghai Kinetic Medical Co., Ltd. - Class A	830,873
198,690	Venus MedTech Hangzhou, Inc. - Class H *,1	1,360,985
68,230	Yifeng Pharmacy Chain Co., Ltd. - Class A	911,571
		7,778,474
	INDIA — 19.7%
60,858	Aavas Financiers Ltd. *	952,799
37,900	AIA Engineering Ltd.	806,597
566,800	Castrol India Ltd.	972,406
510,200	City Union Bank Ltd.	973,959
167,248	CreditAccess Grameen Ltd. *	1,077,333
401,475	Essel Propack Ltd.	949,134
93,730	Havells India Ltd.	698,576
25,645	Jubilant Foodworks Ltd.	550,155
57,180	L&T Technology Services Ltd. [1]	932,195
45,650	Metropolis Healthcare Ltd. [1]	754,688
81,000	Mphasis Ltd.	787,128
246,886	Syngene International Ltd. [1]	1,045,506
		10,500,476
	INDONESIA — 3.9%
12,685,980	Ace Hardware Indonesia Tbk P.T.	1,291,235
5,272,570	Bank Tabungan Pensiunan Nasional Syariah Tbk P.T.	771,944
		2,063,179
	MEXICO — 2.5%
143,770	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	523,755
335,035	Regional S.A.B. de C.V. *	821,149
		1,344,904
13

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PHILIPPINES — 3.2%
1,635,010	D&L Industries, Inc.	$171,577
272,800	Universal Robina Corp.	675,228
2,986,115	Wilcon Depot, Inc.	864,575
		1,711,380
	POLAND — 3.7%
46,774	Dino Polska S.A. *,1	1,978,063

	RUSSIA — 1.4%
53,510	TCS Group Holding PLC - GDR	743,789

	SOUTH AFRICA — 2.7%
74,940	Clicks Group Ltd.	932,773
412,300	Dis-Chem Pharmacies Ltd. [1]	488,251
		1,421,024
	SOUTH KOREA — 10.6%
8,925	Kakao Corp.	1,348,736
17,830	Koh Young Technology, Inc.	1,188,869
13,220	LEENO Industrial, Inc.	971,791
9,000	SK Materials Co., Ltd.	1,167,419
15,800	Tokai Carbon Korea Co., Ltd.	936,657
		5,613,472
	SPAIN — 1.7%
135,340	AmRest Holdings S.E. *	908,064

	SWEDEN — 1.9%
55,410	Vitrolife A.B.	1,005,445

	TAIWAN — 15.1%
29,230	ASPEED Technology, Inc.	1,155,878
196,775	Chroma ATE, Inc.	906,753
47,070	eMemory Technology, Inc.	442,649
108,258	Hiwin Technologies Corp.	1,032,585
30,555	Parade Technologies Ltd.	750,971
100,715	Realtek Semiconductor Corp.	862,455
18,490	Silergy Corp.	734,577
90,709	Voltronic Power Technology Corp.	2,153,304
		8,039,172
	THAILAND — 3.2%
525,810	Mega Lifesciences PCL	469,163
14

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND (Continued)
1,084,175	TOA Paint Thailand PCL	$1,241,616
		1,710,779
	UNITED ARAB EMIRATES — 1.2%
126,240	Network International Holdings PLC *,1	658,388

	UNITED STATES — 0.8%
800,490	Nexteer Automotive Group Ltd.	411,402

	VIETNAM — 1.9%
289,298	Mobile World Investment Corp.	1,006,692
	TOTAL COMMON STOCKS
	(Cost $49,523,122)	49,645,682
	SHORT-TERM INVESTMENTS — 8.5%
4,512,137	Federated Treasury Obligations Fund - Institutional Class, 0.152% [3]	4,512,137
	Total Short-Term Investments
	(Cost $4,512,137)	4,512,137

	TOTAL INVESTMENTS — 101.8%
	(Cost $54,035,259)	54,157,819
	Liabilities in Excess of Other Assets — (1.8)%	(952,549)
	TOTAL NET ASSETS — 100.0%	$53,205,270

GDR – Global Depository Receipt

PCL – Public Company Limited

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $9,197,964, which represents 17.29% of Net Assets.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

15

EP Emerging Markets Small Companies Fund

SUMMARY OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrial	24.6%
Consumer, Non-cyclical	23.9%
Consumer, Cyclical	13.8%
Financial	13.1%
Technology	11.2%
Basic Materials	4.2%
Communications	2.5%
Total Common Stocks	93.3%
Short-Term Investments	8.5%
Total Investments	101.8%
Liabilities in Excess of Other Assets	(1.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

16

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 87.3%
	GOLD MINING — 36.9%
138,040	Agnico Eagle Mines Ltd.	$8,100,187
1,608,600	B2Gold Corp.	8,139,516
150,000	B2Gold Corp.[1]	758,621
341,692	Barrick Gold Corp.	8,788,318
115,000	Cia de Minas Buenaventura S.A.A. - ADR	861,350
270,000	Equinox Gold Corp.*1	2,255,819
150,000	Equinox Gold Corp.*	1,255,500
600,000	Evolution Mining Ltd.[1]	1,997,915
979,000	Gold Fields Ltd. - ADR	7,185,860
96,000	Newmont Corp.	5,710,080
2,740,000	OceanaGold Corp.[1]	4,172,989
100,000	OceanaGold Corp.*	153,670
3,846,600	Premier Gold Mines Ltd.*1	4,780,616
703,169	Pretium Resources, Inc.*	5,365,179
40,000	Pretium Resources, Inc.*1	305,460
900,000	Zijin Mining Group Co., Ltd. - Class H1	371,493
		60,202,573
	ROYALTY COMPANIES — 27.8%
441,366	Elemental Royalties[2]	1,986,147
1,331,976	EMX Royalty Corp.*	2,304,318
80,096	Franco-Nevada Corp.	10,589,492
2,200,000	Guerrero Ventures, Inc.*1,2,3	1,422,414
107,500	Lara Exploration Ltd.*1	47,881
1,321,350	Metalla Royalty & Streaming Ltd.[1]	7,119,343
225,000	Metalla Royalty & Streaming Ltd.*1,2	1,212,284
321,400	Osisko Gold Royalties Ltd.	2,940,810
323,120	Osisko Gold Royalties Ltd.[1]	2,950,327
56,200	Royal Gold, Inc.	6,886,186
500,000	Sandstorm Gold Ltd.*	3,890,000
79,000	Wheaton Precious Metals Corp.	2,983,040
25,000	Wheaton Precious Metals Corp.[1]	949,892
		45,282,134
	PRECIOUS METALS DEVELOPMENTAL — 1.3%
3,732,803	Almaden Minerals Ltd. - Class B*	1,624,143
1,098,017	Almaden Minerals Ltd. - Class B*1	473,283
215,500	Almaden Minerals Ltd. - Class B*1,2	92,888
		2,190,314
	PRECIOUS METALS EXPLORATION — 10.9%
1,611,182	Almadex Minerals Ltd.*1	231,492
1,336,000	Altus Strategies PLC*1,2,3	479,885
17

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
830,000	Aurion Resources Ltd.*1	$679,741
571,428	Aurion Resources Ltd.*1,2	467,980
1,711,182	Azucar Minerals Ltd.*1	135,223
4,716,651	Evrim Resources Corp.*1,3	1,050,404
750,000	Evrim Resources Corp.*1,2,3	167,026
18,181,818	GBM Resources Ltd.*1,3	1,101,857
505,500	Harfang Exploration, Inc.*1	69,906
370,000	Irving Resources, Inc.*1	738,937
600,000	Irving Resources, Inc.*1,2	1,198,276
5,442,000	Magna Gold Corp.*1,2,3	1,759,267
8,742,000	Medgold Resources Corp.*1,3	392,511
736,000	Medgold Resources Corp.*1,2,3	33,046
5,415,400	Midland Exploration, Inc.*1,3	2,878,876
899,685	Mirasol Resources Ltd.*1	268,225
3,703,704	Mundoro Capital, Inc.*1,2,3	345,892
50,000	O3 Mining, Inc.*1	70,402
128,900	O3 Mining, Inc.*1,2	181,497
2,045,000	Revival Gold, Inc.*1,2	954,921
2,800,000	Riverside Resources, Inc.*[1,2,3]	412,356
10,000	Seabridge Gold, Inc.*	139,800
5,118,424	Vista Gold Corp.*3	3,970,873
8,200	Vista Gold Corp.*1,3	6,244
		17,734,637
	SILVER: EXPLORATION AND MINING — 8.8%
2,949,537	Fortuna Silver Mines, Inc.*	8,848,611
261,500	Pan American Silver Corp.	5,554,260
		14,402,871
	DIVERSIFIED EXPLORATION AND MINING — 0.0%
20,000	Solaris Copper, Inc.*1,2	3,592

	GOLD EXPLORATION — 1.6%
3,000,000	Adriatic Metals PLC*1	2,316,565
350,000	Lumina Gold Corp.*1	158,405
440,000	Lumina Gold Corp.*1,2	199,138
		2,674,108
	TOTAL COMMON STOCKS
	(Cost $104,308,984)	142,490,229
18

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	WARRANTS — 0.3%
	PRECIOUS METALS DEVELOPMENTAL — 0.0%
68,008	Almaden Minerals Ltd., Expiration Date: June 1, 2020[1,2]	$—
107,750	Almaden Minerals Ltd., Expiration Date: June 7, 2022[1,2]	—
		—
	PRECIOUS METALS EXPLORATION — 0.1%
1,336,000	Altus Strategies PLC, Expiration Date: April 18, 2023[1,2]	—
925,575	Evrim Resources Corp., Expiration Date: May 19, 2020[1,2]	—
270,000	Irving Resources, Inc., Expiration Date: November 26, 2020[1,2]	199,784
736,000	Medgold Resources Corp., Expiration Date: October 16, 2020[1,2]	—
219,030	Millrock Resources, Inc., Expiration Date: December 15, 2020[1,2]	—
1,851,852	Mundoro Capital, Inc., Expiration Date: January 9, 2022[1,2]	—
128,900	O3 Mining Corp., Expiration Date: March 15, 2022[1,2]	—
497,000	Outcrop Gold Corp., Expiration Date: June 23, 2021[1,2]	—
460,000	Revival Gold, Inc., Expiration Date: April 4, 2022[1,2]	—
2,800,000	Riverside Resources, Inc., Expiration Date: March 19, 2021[1,2]	—
		199,784
	ROYALTY COMPANIES — 0.2%
112,500	Metalla Royalty & Streaming Ltd. Expiration Date: December 21, 2020[1,2]	227,910

	SILVER: EXPLORATION AND MINING — 0.0%
1,880,000	Golden Arrow Resources Corp., Expiration Date: [1,2]	—
	TOTAL WARRANTS
	(Cost $0)	427,694
	SHORT-TERM INVESTMENTS — 12.0%
19,526,369	Federated Treasury Obligations Fund - Institutional Class, 0.15%[4]	19,526,369
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $19,526,369)	19,526,369

	TOTAL INVESTMENTS — 99.6%
	(Cost $123,835,353)	162,444,292

	Other Assets in Excess of Liabilities — 0.4%	684,366
	TOTAL NET ASSETS — 100.0%	$163,128,658
19

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 6.95% of Net Assets. The total value of these securities is $11,344,303.
3	Affiliated company.
4	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

20

EuroPac Gold Fund

SUMMARY OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Gold Mining	36.9%
Royalty Companies	27.8%
Precious Metals Exploration	10.9%
Silver: Exploration and Mining	8.8%
Gold Exploration	1.6%
Precious Metals Developmental	1.3%
Diversified Exploration and Mining	0.0%
Total Common Stocks	87.3%
Short-Term Investments	12.0%
Warrants	0.3%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

21

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2020 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Assets:
Investments in unaffiliated issuers, at cost	$64,588,226	$44,834,743	$63,020,472
Investments in affiliated issuers, at cost	-	-	-
Warrants, at cost	-	-	-
Foreign currency, at cost	-	2,337,119	-
Investments in unaffiliated issuers, at value	$65,243,203	$37,619,022	$55,283,264
Investments in affiliated issuers, at value	-	-	-
Warrants, at value	-	-	-
Foreign currency, at value	-	2,232,480	-
Receivables:
Investment securities sold	-	-	-
Fund shares sold	84,398	34,675	85,073
Dividends and interest	204,150	467,252	192,032
Prepaid expenses	18,233	12,870	16,301
Total assets	65,549,984	40,366,299	55,576,670
Liabilities:
Payables:
Investment securities purchased	1,081,021	-	-
Fund shares redeemed	16,101	-	493
Advisory fees	45,298	5,973	26,164
Shareholder servicing fees (Note 7)	6,750	4,871	6,119
Distribution fees (Note 8)	10,533	6,905	9,876
Fund administration fees	18,462	13,463	17,582
Transfer agent fees and expenses	7,741	6,556	8,764
Custody fees	6,167	8,105	793
Auditing fees	7,901	7,602	7,931
Trustees' deferred compensation (Note 3)	3,442	3,396	3,442
Chief Compliance Officer fees	1,334	1,949	1,735
Trustees' fees and expenses	539	1,002	1,090
Accrued other expenses	6,797	4,224	6,942
Total liabilities	1,212,086	64,046	90,931
Net Assets	$64,337,898	$40,302,253	$55,485,739

See accompanying Notes to Financial Statements.

22

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2020 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$84,214,510	$49,524,611	$74,644,867
Total distributable earnings (accumulated deficit)	(19,876,612)	(9,222,358)	(19,159,128)
Net Assets	$64,337,898	$40,302,253	$55,485,739
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$63,686,874	$37,593,225	$54,391,146
Shares of beneficial interest issued and outstanding	8,609,932	4,579,001	7,403,290
Redemption price per share	$7.40	$8.21	$7.35
Maximum sales charge (4.50% of offering price)*	0.35	0.39	0.35
Maximum public offering price to public	$7.75	$8.60	$7.70
Class I Shares:
Net assets applicable to shares outstanding	$651,024	$2,709,028	$1,094,593
Shares of beneficial interest issued and outstanding	87,899	325,764	148,855
Offering and redemption price per share	$7.41	$8.32	$7.35

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

23

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2020 (Unaudited)

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Assets:
Investments in unaffiliated issuers, at cost	$54,035,259	$114,019,905
Investments in affiliated issuers, at cost	-	9,815,448
Warrants, at cost	-	-
Foreign currency, at cost	-	395,436
Investments in unaffiliated issuers, at value	$54,157,819	$152,452,950
Investments in affiliated issuers, at value	-	9,563,648
Warrants, at value	-	427,694
Foreign currency, at value	-	383,051
Receivables:
Investment securities sold	232,702	-
Fund shares sold	197,602	502,449
Dividends and interest	16,612	6,441
Prepaid expenses	14,665	15,554
Total assets	54,619,400	163,351,787
Liabilities:
Payables:
Investment securities purchased	1,297,490	-
Fund shares redeemed	1,037	35,254
Advisory fees	26,825	100,159
Shareholder servicing fees (Note 7)	6,749	5,707
Distribution fees (Note 8)	8,675	25,895
Fund administration fees	22,586	18,532
Transfer agent fees and expenses	7,967	9,247
Custody fees	22,736	3,065
Auditing fees	7,902	7,574
Trustees' deferred compensation (Note 3)	3,809	3,833
Chief Compliance Officer fees	2,814	3,463
Trustees' fees and expenses	240	600
Accrued other expenses	5,300	9,800
Total liabilities	1,414,130	223,129
Net Assets	$53,205,270	$163,128,658

See accompanying Notes to Financial Statements.

24

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2020 (Unaudited)

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$57,783,168	$143,220,168
Total distributable earnings (accumulated deficit)	(4,577,898)	19,908,490
Net Assets	$53,205,270	$163,128,658
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$52,315,017	$147,106,987
Shares of beneficial interest issued and outstanding	5,430,081	14,061,220
Redemption price per share	$9.63	$10.46
Maximum sales charge (4.50% of offering price)*	0.45	0.49
Maximum public offering price to public	$10.08	$10.95
Class I Shares:
Net assets applicable to shares outstanding	$890,253	$16,021,671
Shares of beneficial interest issued and outstanding	90,585	1,524,592
Offering and redemption price per share	$9.83	$10.51

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

25

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2020 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $70,601, $0 and $85,768, respectively)	$747,966	$-	$806,979
Interest income from unaffiliated issuers (net of foreign withholding taxes of $0, $6,526 and $0, respectively)	14,446	862,097	9,983
Total investment income	762,412	862,097	816,962

Expenses:
Advisory fees	306,211	120,803	222,737
Shareholder servicing fees (Note 7)	22,682	15,607	20,963
Distribution fees (Note 8)	70,143	47,895	64,262
Fund administration fees	48,456	38,071	46,536
Transfer agent fees and expenses	24,749	20,780	24,909
Custody fees	9,885	14,092	24,189
Registration fees	17,405	15,835	11,908
Auditing fees	7,708	7,408	7,708
Shareholder reporting fees	5,043	3,288	4,746
Trustees' fees and expenses	4,756	4,500	5,028
Miscellaneous	4,074	3,097	3,417
Legal fees	2,949	2,453	3,140
Chief Compliance Officer fees	1,950	2,750	2,750
Insurance fees	1,344	1,021	1,344
Interest expense	-	-	-
Total expenses	527,355	297,600	443,637
Advisory fees (waived) recovered	(31,919)	(68,500)	(51,821)
Net expenses	495,436	229,100	391,816
Net investment income (loss)	266,976	632,997	425,146

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	251,178	(517,263)	(30,883)
Written options contracts	-	-	-
Foreign currency transactions	(12,005)	29,876	(16,873)
Net realized gain (loss)	239,173	(487,387)	(47,756)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	766,813	(1,350,775)	(3,052,538)
Investments in affiliated issuers	-	-	-
Warrants - unrealized	-	-	-
Foreign currency translations	130	(110,913)	(1,059)
Net change in unrealized appreciation/depreciation	766,943	(1,461,688)	(3,053,597)
Net increase from payments by affiliates (Note 3)	-	-	-
Net realized and unrealized gain (loss)	1,006,116	(1,949,075)	(3,101,353)

Net Increase (Decrease) in Net Assets from Operations	$1,273,092	$(1,316,078)	$(2,676,207)

See accompanying Notes to Financial Statements.

26

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended April 30, 2020 (Unaudited)

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $26,466 and $62,621, respectively)	$203,210	$357,942
Interest income from unaffiliated issuers (net of foreign withholding taxes of $0 and $0, respectively)	8,872	12,382
Total investment income	212,082	370,324

Expenses:
Advisory fees	295,460	472,935
Shareholder servicing fees (Note 7)	23,886	50,224
Distribution fees (Note 8)	67,222	134,762
Fund administration fees	53,867	78,658
Transfer agent fees and expenses	26,023	31,402
Custody fees	46,083	9,089
Registration fees	15,885	19,553
Auditing fees	7,708	7,408
Shareholder reporting fees	6,295	10,314
Trustees' fees and expenses	4,531	5,116
Miscellaneous	3,757	3,447
Legal fees	1,843	10,825
Chief Compliance Officer fees	7,722	5,103
Insurance fees	786	1,070
Interest expense	-	17,115
Total expenses	561,068	857,021
Advisory fees (waived) recovered	(83,484)	33,817
Net expenses	477,584	890,838
Net investment income (loss)	(265,502)	(520,514)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(1,068,151)	794,287
Written options contracts	-	7,332
Foreign currency transactions	(41,416)	(67,373)
Net realized gain (loss)	(1,109,567)	734,246
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	(5,204,788)	15,630,925
Investments in affiliated issuers	-	(489,545)
Warrants - unrealized	-	225,090
Foreign currency translations	(12,292)	(12,638)
Net change in unrealized appreciation/depreciation	(5,217,080)	15,353,832
Net increase from payments by affiliates (Note 3)	796	547
Net realized and unrealized gain (loss)	(6,325,851)	16,088,625

Net Increase (Decrease) in Net Assets from Operations	$(6,591,353)	$15,568,111

See accompanying Notes to Financial Statements.

27

EuroPac International Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$266,976	$782,362
Net realized gain (loss) on investments and foreign currency transactions	239,173	(650,255)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	766,943	4,793,604
Net increase in net assets resulting from operations	1,273,092	4,925,711

Distributions to Shareholders:
Distributions:
Class A	(320,044)	(708,226)
Class I	(3,865)	(9,175)
Total	(323,909)	(717,401)

Capital Transactions:
Net proceeds from shares sold:
Class A	10,769,044	7,442,449
Class I	177,989	325,742
Reinvestment of distributions:
Class A	206,156	458,616
Class I	3,865	9,175
Cost of shares redeemed:
Class A1	(5,612,139)	(8,467,343)
Class I	(219,815)	(58,931)
Net increase (decrease) in net assets from capital transactions	5,325,100	(290,292)

Total increase in net assets	6,274,283	3,918,018

Net Assets:
Beginning of period	58,063,615	54,145,597
End of period	$64,337,898	$58,063,615
Capital Share Transactions:
Shares sold:
Class A	1,518,941	1,063,229
Class I	26,812	46,506
Shares reinvested:
Class A	29,688	64,795
Class I	561	1,295
Shares redeemed:
Class A	(797,783)	(1,208,725)
Class I	(32,546)	(8,529)
Net increase (decrease) in capital share transactions	745,673	(41,429)

1	Net of redemption fees of $4,065 and $165, respectively.

See accompanying Notes to Financial Statements.

28

EuroPac International Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$632,997	$1,401,439
Net realized loss on investments and foreign currency transactions	(487,387)	(1,763,775)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,461,688)	2,622,721
Net increase (decrease) in net assets resulting from operations	(1,316,078)	2,260,385

Distributions to Shareholders:
Distributions:
Class A	-	(535,310)
Class I	-	(6,349)
Total	-	(541,659)

Capital Transactions:
Net proceeds from shares sold:
Class A	4,107,090	5,324,851
Class I	1,298,089	1,181,289
Reinvestment of distributions:
Class A	-	347,415
Class I	-	6,349
Cost of shares redeemed:
Class A1	(3,858,478)	(5,986,535)
Class I2	(81,355)	(65,056)
Net increase in net assets from capital transactions	1,465,346	808,313

Total increase in net assets	149,268	2,527,039

Net Assets:
Beginning of period	40,152,985	37,625,946
End of period	$40,302,253	$40,152,985
Capital Share Transactions:
Shares sold:
Class A	496,265	635,768
Class I	157,027	139,889
Shares reinvested:
Class A	-	42,622
Class I	-	771
Shares redeemed:
Class A	(469,421)	(717,482)
Class I	(9,692)	(7,675)
Net increase in capital share transactions	174,179	93,893

[1]	Net of redemption fees of $2,309 and $4, respectively.
[2]	Net of redemption fees of $101 and $0, respectively.

See accompanying Notes to Financial Statements.

29

EuroPac International Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$425,146	$1,329,666
Net realized gain (loss) on investments and foreign currency transactions	(47,756)	1,589,978
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(3,053,597)	836,816
Net increase (decrease) in net assets resulting from operations	(2,676,207)	3,756,460

Distributions to Shareholders:
Distributions:
Class A	(397,016)	(1,309,284)
Class I	(8,992)	(26,344)
Total	(406,008)	(1,335,628)

Capital Transactions:
Net proceeds from shares sold:
Class A	8,364,667	6,368,438
Class I	305,667	456,926
Reinvestment of distributions:
Class A	246,337	789,960
Class I	8,785	25,714
Cost of shares redeemed:
Class A1	(4,623,757)	(9,249,157)
Class I2	(293,874)	(100,079)
Net increase (decrease) in net assets from capital transactions	4,007,825	(1,708,198)

Total increase in net assets	925,610	712,634

Net Assets:
Beginning of period	54,560,129	53,847,495
End of period	$55,485,739	$54,560,129
Capital Share Transactions:
Shares sold:
Class A	1,166,974	829,576
Class I	45,368	59,742
Shares reinvested:
Class A	34,296	101,915
Class I	1,233	3,315
Shares redeemed:
Class A	(643,767)	(1,202,784)
Class I	(39,594)	(13,035)
Net increase (decrease) in capital share transactions	564,510	(221,271)

[1]	Net of redemption fees of $2,604 and $466, respectively.
[2]	Net of redemption fees of $101 and $0, respectively.

See accompanying Notes to Financial Statements.

30

EP Emerging Markets Small Companies Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(265,502)	$(167,311)
Net realized gain (loss) on investments and foreign currency transactions	(1,109,567)	1,103,637
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(5,217,080)	6,343,056
Net increase from payments by affiliates (Note 3)	796	-
Net increase (decrease) in net assets resulting from operations	(6,591,353)	7,279,382

Distributions to Shareholders:
Distributions:
Class A	(77,457)	(5,634,411)
Class I	(1,290)	(67,935)
Total	(78,747)	(5,702,346)

Capital Transactions:
Net proceeds from shares sold:
Class A	7,708,172	7,515,448
Class I	124,897	323,512
Reinvestment of distributions:
Class A	50,575	3,551,490
Class I	1,002	49,523
Cost of shares redeemed:
Class A1	(5,939,282)	(10,237,723)
Class I2	(120,077)	(4,821)
Net increase in net assets from capital transactions	1,825,287	1,197,429

Total increase (decrease) in net assets	(4,844,813)	2,774,465

Net Assets:
Beginning of period	58,050,083	55,275,618
End of period	$53,205,270	$58,050,083
Capital Share Transactions:
Shares sold:
Class A	796,328	718,896
Class I	13,426	30,643
Shares reinvested:
Class A	4,653	364,255
Class I	90	4,997
Shares redeemed:
Class A	(571,245)	(982,315)
Class I	(12,306)	(475)
Net increase in capital share transactions	230,946	136,001

[1]	Net of redemption fees of $1,442 and $345, respectively.
[2]	Net of redemption fees of $105 and $0, respectively.

See accompanying Notes to Financial Statements.

31

EuroPac Gold Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(520,514)	$(607,233)
Net realized gain (loss) on investments and foreign currency transactions	734,246	(413,962)
Net change in unrealized appreciation/depreciation on investments, affiliated issuers and foreign currency translations	15,353,832	20,301,503
Net increase from payments by affiliates (Note 3)	547	-
Net increase in net assets resulting from operations	15,568,111	19,280,308

Capital Transactions:
Net proceeds from shares sold:
Class A	46,082,430	33,820,991
Class I1	6,704,795	7,865,270
Cost of shares redeemed:
Class A2	(14,705,603)	(17,937,681)
Class I1,3	(381,123)	(55,016)
Net increase in net assets from capital transactions	37,700,499	23,693,564

Total increase in net assets	53,268,610	42,973,872

Net Assets:
Beginning of period	109,860,048	66,886,176
End of period	$163,128,658	$109,860,048
Capital Share Transactions:
Shares sold:
Class A	4,944,312	3,890,318
Class I1	740,102	830,796
Shares redeemed:
Class A	(1,622,555)	(2,187,359)
Class I1	(40,312)	(5,994)
Net increase in capital share transactions	4,021,547	2,527,761

[1]	Class I commenced operation on November 20, 2018.
[2]	Net of redemption fees of $32,837 and $9,783, respectively.
[3]	Net of redemption fees of $1,717 and $0, respectively.

See accompanying Notes to Financial Statements.

32

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$7.30	$6.77	$7.65	$7.34	$6.51	$9.35
Income from Investment Operations:
Net investment income[1]	0.03	0.10	0.12	0.09	0.05	0.13
Net realized and unrealized gain (loss)	0.11	0.52	(0.88)	0.32	0.88	(2.38)
Total from investment operations	0.14	0.62	(0.76)	0.41	0.93	(2.25)

Less Distributions:
From net investment income	(0.04)	(0.09)	(0.12)	(0.09)	(0.10)	(0.12)
From net realized gain	-	-	-	-	-	(0.47)
From return of capital	-	-	-	(0.01)	-	-
Total distributions	(0.04)	(0.09)	(0.12)	(0.10)	(0.10)	(0.59)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$7.40	$7.30	$6.77	$7.65	$7.34	$6.51

Total return[3]	1.97%[4]	9.20%	(10.00)%	5.66%	14.53%	(25.18)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$63,687	$57,383	$53,781	$64,802	$59,684	$44,882

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.86%[5]	1.87%	1.89%	1.92%[6]	1.97%	2.00%
After fees waived and expenses absorbed	1.75%[5]	1.75%	1.75%	1.75%[6]	1.75%	1.75%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.83%[5]	1.27%	1.47%	1.02%[7]	0.47%	1.42%
After fees waived and expenses absorbed	0.94%[5]	1.39%	1.61%	1.19%[7]	0.69%	1.67%

Portfolio turnover rate	5%[4]	15%	23%	10%	40%	41%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.92%; the ratio of expenses to average net assets after fees waived would have been 1.75%.
[7]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.02%; the ratio of net investment income to average net assets after fees would have been 1.19%.

See accompanying Notes to Financial Statements.

33

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$7.31	$6.78	$7.66	$7.34	$6.51	$9.35
Income from Investment Operations:
Net investment income[1]	0.04	0.12	0.14	0.11	0.07	0.14
Net realized and unrealized gain (loss)	0.11	0.52	(0.88)	0.33	0.87	(2.37)
Total from investment operations	0.15	0.64	(0.74)	0.44	0.94	(2.23)

Less Distributions:
From net investment income	(0.05)	(0.11)	(0.14)	(0.11)	(0.11)	(0.14)
From net realized gain	-	-	-	-	-	(0.47)
From return of capital	-	-	-	(0.01)	-	-
Total distributions	(0.05)	(0.11)	(0.14)	(0.12)	(0.11)	(0.61)

Redemption fee proceeds[1]	-	-	- [2]	-	- [2]	-
Net asset value, end of period	$7.41	$7.31	$6.78	$7.66	$7.34	$6.51

Total return[3]	2.10%[4]	9.46%	(9.75)%	6.03%	14.73%	(25.02)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$651	$680	$365	$699	$527	$86

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.61%[5]	1.62%	1.64%	1.67%[6]	1.72%	1.75%
After fees waived and expenses absorbed	1.50%[5]	1.50%	1.50%	1.50%[6]	1.50%	1.50%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.08%[5]	1.52%	1.72%	1.27%[7]	0.72%	1.67%
After fees waived and expenses absorbed	1.19%[5]	1.64%	1.86%	1.44%[7]	0.94%	1.92%

Portfolio turnover rate	5%[4]	15%	23%	10%	40%	41%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
4	Not annualized.
[5]	Annualized.
[6]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.67%; the ratio of expenses to average net assets after fees waived would have been 1.50%.
[7]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.27%; the ratio of net investment income to average net assets after fees would have been 1.44%.

See accompanying Notes to Financial Statements.

34

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2020		For the Year Ended October 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.48		$8.11	$8.43	$8.19	$7.93	$9.49
Income from Investment Operations:
Net investment income[1]	0.13		0.30	0.24	0.21	0.18	0.24
Net realized and unrealized gain (loss)	(0.40)		0.19	(0.56)	0.03	0.12	(1.65)
Total from investment operations	(0.27)		0.49	(0.32)	0.24	0.30	(1.41)

Less Distributions:
From net investment income	-		(0.12)	-	-	(0.04)	(0.15)
Total distributions	-		(0.12)	-	-	(0.04)	(0.15)

Redemption fee proceeds[1]	-	[2]	- [2]	- [2]	- [2]	-	- [2]
Net asset value, end of period	$8.21		$8.48	$8.11	$8.43	$8.19	$7.93

Total return[3]	(3.18	)%4	6.07%	(3.80)%	2.93%	3.83%	(14.96)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,593		$38,621	$37,254	$43,190	$45,875	$46,612

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.49%[5]		1.51%	1.51%	1.55%	1.57%	1.48%
After fees waived and expenses absorbed	1.15%[5]		1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.79%[5]		3.22%	2.52%	2.18%	1.88%	2.50%
After fees waived and expenses absorbed	3.13%[5]		3.58%	2.88%	2.58%	2.30%	2.83%

Portfolio turnover rate	10%[4]		26%	20%	22%	26%	4%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

35

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.58	$8.19	$8.49	$8.24	$7.96	$9.51
Income from Investment Operations:
Net investment income[1]	0.14	0.33	0.27	0.24	0.21	0.26
Net realized and unrealized gain (loss)	(0.40)	0.18	(0.57)	0.01	0.12	(1.64)
Total from investment operations	(0.26)	0.51	(0.30)	0.25	0.33	(1.38)

Less Distributions:
From net investment income	-	(0.12)	-	-	(0.05)	(0.17)
Total distributions	-	(0.12)	-	-	(0.05)	(0.17)

Redemption fee proceeds[1]	- [2]	-	-	-	-	-
Net asset value, end of period	$8.32	$8.58	$8.19	$8.49	$8.24	$7.96

Total return[3]	(3.03)%[4]	6.30%	(3.53)%	3.03%	4.16%	(14.64)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,709	$1,532	$372	$760	$596	$320

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.24%[5]	1.26%	1.26%	1.30%	1.32%	1.23%
After fees waived and expenses absorbed	0.90%[5]	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	3.04%[5]	3.47%	2.77%	2.43%	2.13%	2.75%
After fees waived and expenses absorbed	3.38%[5]	3.83%	3.13%	2.83%	2.55%	3.08%

Portfolio turnover rate	10%[4]	26%	20%	22%	26%	4%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

36

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$7.81	$7.47	$8.30	$7.91	$7.84	$9.89
Income from Investment Operations:
Net investment income[1]	0.06	0.19	0.21	0.20	0.17	0.28
Net realized and unrealized gain (loss)	(0.46)	0.34	(0.83)	0.40	0.12	(1.95)
Total from investment operations	(0.40)	0.53	(0.62)	0.60	0.29	(1.67)

Less Distributions:
From net investment income	(0.06)	(0.19)	(0.21)	(0.21)	(0.22)	(0.28)
From net realized gain	-	-	-	-	-	(0.10)
Total distributions	(0.06)	(0.19)	(0.21)	(0.21)	(0.22)	(0.38)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$7.35	$7.81	$7.47	$8.30	$7.91	$7.84

Total return[3]	(5.13)%[4]	7.10%	(7.54)%	7.68%	3.84%	(17.24)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$54,391	$53,452	$53,161	$63,217	$60,375	$52,628

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.70%[5]	1.65%	1.66%	1.68%	1.78%	1.73%
After fees waived and expenses absorbed	1.50%[5]	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.42%[5]	2.26%	2.48%	2.36%	1.92%	2.92%
After fees waived and expenses absorbed	1.62%[5]	2.41%	2.64%	2.54%	2.20%	3.16%

Portfolio turnover rate	7%[4]	15%	15%	6%	25%	49%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

37

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$7.81	$7.48	$8.30	$7.91	$7.84	$9.89
Income from Investment Operations:
Net investment income[1]	0.07	0.20	0.23	0.22	0.19	0.31
Net realized and unrealized gain (loss)	(0.46)	0.34	(0.82)	0.40	0.12	(1.95)
Total from investment operations	(0.39)	0.54	(0.59)	0.62	0.31	(1.64)

Less Distributions:
From net investment income	(0.07)	(0.21)	(0.23)	(0.23)	(0.24)	(0.31)
From net realized gain	-	-	-	-	-	(0.10)
Total distributions	(0.07)	(0.21)	(0.23)	(0.23)	(0.24)	(0.41)

Redemption fee proceeds	-	-	-	-	-	-
Net asset value, end of period	$7.35	$7.81	$7.48	$8.30	$7.91	$7.84

Total return[2]	(5.00)%[3]	7.22%	(7.17)%	7.92%	4.09%	(17.03)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,095	$1,108	$686	$2,306	$1,976	$1,849

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.45%[4]	1.40%	1.41%	1.43%	1.53%	1.48%
After fees waived and expenses absorbed	1.25%[4]	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.67%[4]	2.51%	2.73%	2.61%	2.17%	3.17%
After fees waived and expenses absorbed	1.87%[4]	2.66%	2.89%	2.79%	2.45%	3.41%

Portfolio turnover rate	7%[3]	15%	15%	6%	25%	49%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

38

EP Emerging Markets Small Companies Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.97	$10.72	$13.62	$11.80	$10.78	$13.06
Income from Investment Operations:
Net investment loss[1]	(0.05)	(0.03)	(0.03)	(0.03)	(0.02)	(0.09)
Net realized and unrealized gain (loss)	(1.27)[2]	1.38	(2.28)	2.01	1.18	(1.91)
Total from investment operations	(1.32)	1.35	(2.31)	1.98	1.16	(2.00)

Less Distributions:
From net realized gain	(0.02)	(1.10)	(0.59)	(0.16)	(0.14)	(0.28)
Total distributions	(0.02)	(1.10)	(0.59)	(0.16)	(0.14)	(0.28)

Redemption fee proceeds	- [3]	- [3]	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$9.63	$10.97	$10.72	$13.62	$11.80	$10.78

Total return[4]	(12.09)%[5]	13.90%	(17.93)%	17.12%	10.93%	(15.50)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$52,315	$57,051	$54,686	$70,768	$60,835	$21,643

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.05%[6]	2.07%	2.05%	2.18%	2.25%	2.71%
After fees waived and expenses absorbed	1.75%[6]	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.28)%[6]	(0.62)%	(0.56)%	(0.69)%	(0.67)%	(1.69)%
After fees waived and expenses absorbed	(0.98)%[6]	(0.30)%	(0.26)%	(0.26)%	(0.17)%	(0.73)%

Portfolio turnover rate	30%[5]	45%	43%	34%	79%	52%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Payment by affiliates had no impact to the total return (Note 3).
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

39

EP Emerging Markets Small Companies Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.18	$10.88	$13.78	$11.91	$10.84	$13.11
Income from Investment Operations:
Net investment income (loss) [1]	(0.04)	(0.01)	- [2]	- [2]	0.01	(0.06)
Net realized and unrealized gain (loss)	(1.29)[3]	1.41	(2.31)	2.03	1.20	(1.93)
Total from investment operations	(1.33)	1.40	(2.31)	2.03	1.21	(1.99)

Less Distributions:
From net realized gain	(0.02)	(1.10)	(0.59)	(0.16)	(0.14)	(0.28)
Total distributions	(0.02)	(1.10)	(0.59)	(0.16)	(0.14)	(0.28)

Redemption fee proceeds	- [2]	-	-	-	-	-
Net asset value, end of period	$9.83	$11.18	$10.88	$13.78	$11.91	$10.84

Total return[4]	(11.96)%[5]	14.19%	(17.71)%	17.38%	11.33%	(15.36)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$890	$999	$590	$565	$481	$532

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.80%[6]	1.82%	1.80%	1.93%	2.00%	2.46%
After fees waived and expenses absorbed	1.50%[6]	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.03)%[6]	(0.37)%	(0.31)%	(0.44)%	(0.42)%	(1.44)%
After fees waived and expenses absorbed	(0.73)%[6]	(0.05)%	(0.01)%	(0.01)%	0.08%	(0.48)%

Portfolio turnover rate	30%[5]	45%	43%	34%	79%	52%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Payment by affiliates had no impact to the total return (Note 3).
[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

40

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.50	$7.40	$8.87	$10.87	$6.11	$7.25
Income from Investment Operations:
Net investment loss[1]	(0.04)	(0.06)	(0.07)	(0.09)	(0.03)	(0.06)
Net realized and unrealized gain (loss)	1.002	2.16	(1.17)	(0.35)[3]	4.79	(1.08)
Total from investment operations	0.96	2.10	(1.24)	(0.44)	4.76	(1.14)

From net investment income	-	-	(0.23)	(1.35)	-	-
From return of capital	-	-	-	(0.21)	-	-
Total distributions	-	-	(0.23)	(1.56)	-	-

Redemption fee proceeds[1]	- [4]	- [4]	- [4]	- [4]	- [4]	- [4]
Net asset value, end of period	$10.46	$9.50	$7.40	$8.87	$10.87	$6.11

Total return[5]	10.11%[6]	28.38%	(14.37)%	(2.97)%	77.91%	(15.72)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$147,107	$102,004	$66,886	$75,006	$75,279	$39,294

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.47%[7,8]	1.52%	1.57%	1.57%	1.64%	1.77%
After fees waived and expenses absorbed/recovered	1.52%[7,8]	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment loss to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	(0.85)%[8]	(0.74)%	(0.91)%	(1.03)%	(0.49)%	(1.11)%
After fees waived and expenses absorbed/recovered	(0.90)%[8]	(0.72)%	(0.84)%	(0.96)%	(0.35)%	(0.84)%

Portfolio turnover rate	7%[6]	18%	21%	39%	21%	20%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Payment by affiliates had no impact to the total return (Note 3).
[3]	The affiliate reimbursed the Fund $796 for losses on private placement security transactions. As of October 31, 2019, the reimbursement amount represents $0.001 per share. This reimbursement had no impact to the Fund's total return.
[4]	Amount represents less than $0.01 per share.
5	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[6]	Not annualized.

See accompanying Notes to Financial Statements.

41

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS - Continued

Class A

[7]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended April 30, 2020. For the prior periods, the ratios would have been lowered by 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[8]	Annualized.

See accompanying Notes to Financial Statements.

42

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For theSix Months Ended April 30, 2020 (Unaudited)	For the Period November 20, 2018* through October 31, 2019
Net asset value, beginning of period	$9.52	$7.23
Income from Investment Operations:
Net investment loss[1]	(0.03)	(0.04)
Net realized and unrealized gain	1.02 [2]	2.33
Total from investment operations	0.99	2.29

Redemption fee proceeds[1]	- [3]	-
Net asset value, end of period	$10.51	$9.52

Total return[4]	10.40%[5]	31.67%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,022	$7,856

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.22%[6,7]	1.27%[7]
After fees waived and expenses absorbed/recovered	1.27%[6,7]	1.25%[7]
Ratio of net investment loss to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	(0.60)%[7]	(0.53)%[7]
After fees waived and expenses absorbed/recovered	(0.65)%[7]	(0.51)%[7]

Portfolio turnover rate	7%[5]	18%[5]

*	Commencement of operations.
[1]	Calculated based on averages shares outstanding for the period.
[2]	Payment by affiliates had no impact to the total return (Note 3).
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended April 30, 2020. For the prior period, the ratios would have been lowered by 0.00%.
[7]	Annualized.

See accompanying Notes to Financial Statements.

43

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Unaudited)

Note 1 – Organization

EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Small Companies Fund (the “Emerging Markets Small Companies Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Small Companies Fund. The Class I shares commenced operations on November 20, 2018 in the Gold Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

44

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2020 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.  Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

45

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2020 (Unaudited)

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2020 and during the open years ended October 31, 2017 – 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund, and Gold Fund, will make distributions of net investment income, per the table below and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

46

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2020 (Unaudited)

Distribution Frequency of
Net Investment Income
International Value Fund	Quarterly
International Bond Fund	Monthly
International Dividend Income Fund	Quarterly
Emerging Markets Small Companies Fund	Annually
Gold Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Options

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(h) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

47

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2020 (Unaudited)

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2021, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class.

	Investment	Total Limit on Annual	Total Limit on Annual
	Advisory	Operating Expenses	Operating Expenses
	Fees	Class A Shares†	Class I Shares†
International Value Fund	1.08%	1.75%	1.50%
International Bond Fund	0.60%	1.15%	0.90%
International Dividend Income Fund	0.85%	1.50%	1.25%
Emerging Markets Small Companies Fund	1.08%	1.75%	1.50%
Gold Fund	0.80%	1.50%	1.25%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

The Emerging Markets Small Companies Fund is sub-advised by Champlain Investment Partners (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 1.08% of average net assets of the Fund to the Sub-advisor.

48

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2020 (Unaudited)

For the six months ended April 30, 2020, the Advisor waived fees as follows:

Advisory fees
International Value Fund	$31,919
International Bond Fund	68,500
International Dividend Income Fund	51,821
Emerging Markets Small Companies Fund	83,484

For the six months ended April 30, 2020, the Advisor recovered $33,817 of previously waived advisory fees and/or other expenses absorbed from the Gold Fund.

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At April 30, 2020, the amount of these potentially recoverable expenses was $294,027 $537,072, $340,679, $746,717 and $91,393 for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, respectively. The Advisor may recapture all or a portion of the amounts no later than October 31st of the years stated below:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
2020	$107,366	$174,466	$107,841	$270,793	$17,356
2021	86,694	154,037	97,675	210,235	52,220
2022	68,048	140,069	83,342	182,205	21,817
2023	31,919	68,500	51,821	83,484	-
Total	$294,027	$537,072	$340,679	$746,717	$91,393

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2020 are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended April 30, 2020, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

49

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2020 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2020 are reported on the Statements of Operations.

Affiliates reimbursed the Emerging Markets Small Companies Fund and Gold Fund $796 and $547, respectively, for losses on trading errors by the Advisor during the six months ended April 30, 2020. This amount is reported on the Funds’ Statements of Operations and Statements of Changes in Net Assets. This reimbursement had no impact to the Funds’ net asset value per share or total return.

Note 4 – Federal Income Taxes

At April 30, 2020, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund

Cost of investments	$64,588,226	$44,834,743	$63,031,080	$54,035,259	$128,592,721

Gross unrealized appreciation	$12,552,992	$638,497	$7,482,907	$8,456,629	$47,007,074
Gross unrealized depreciation	(11,898,015)	(7,854,218)	(15,230,723)	(8,334,069)	(13,155,503)
Net unrealized appreciation (depreciation) on investments	$654,977	$(7,215,721)	$(7,747,816)	$122,560	$33,851,571

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

50

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2020 (Unaudited)

As of October 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
Undistributed ordinary income	$65,685	$-	$14,230	$-	$-
Undistributed long-term gains	-	-	-	78,696	-
Tax accumulated earnings	65,685	-	14,230	78,696	-

Accumulated capital and other losses	$(20,776,323)	$(2,028,020)	$(11,393,927)	$(3,310,352)	$(15,308,195)
Unrealized appreciation (depreciation) on investments	(111,836)	(5,864,946)	(4,695,278)	5,327,349	19,651,779
Unrealized appreciation (depreciation) on foreign currency translations	(227)	(10,266)	1,157	(72)	229
Unrealized deferred compensation	(3,094)	(3,048)	(3,095)	(3,419)	(3,435)
Total accumulated earnings (deficit)	$(20,825,795)	$(7,906,280)	$(16,076,913)	$2,092,202	$4,340,378

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sale loss deferrals.

The tax character of distributions paid during the fiscal years ended October 31, 2019 and 2018 were as follows:

	International Value Fund		International Bond Fund		International Dividend Income Fund
	2019	2018	2019	2018	2019	2018
Distributions paid from:
Ordinary Income	$717,401	$1,018,611	$541,659	$-	$1,335,628	$1,638,406
Net long-term capital gains	-	-	-	-	-	-

Total taxable distributions	717,401	1,018,611	541,659	-	1,335,628	1,638,406
Return of Capital	-	-	-	-	-	-
Total distributions paid	$717,401	$1,018,611	$541,659	$-	$1,335,628	$1,638,406

51

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2020 (Unaudited)

	Emerging Markets Small Companies Fund		Gold Fund
	2019	2018	2019	2018
Distributions paid from:
Ordinary Income	$-	$-	$-	$1,913,546
Net long-term capital gains	5,702,346	3,097,999	-	-
Total taxable distributions	5,702,346	3,097,999	-	1,913,546
Return of Capital	-	-	-	-
Total distributions paid	$5,702,346	$3,097,999	$-	$1,913,546

At October 31, 2019, the Funds had accumulated capital loss carry forwards as follows:

	Capital Loss Carryforward Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
International Value Fund	$3,251,840	$17,524,483	$20,776,323
International Bond Fund	103,516	1,199,795	1,303,311
International Dividend Income Fund	3,273,674	8,120,253	11,393,927
Emerging Markets Small Companies Fund*	2,283,173	952,630	3,235,803
Gold Fund	952,481	14,075,119	15,027,600

*	Capital loss carryovers subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended October 31, 2019, the International Bond Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund utilized $163,879, $1,595,311 and $1,045,046 of their capital loss carryovers, respectively.

As of October 31, 2019, International Bond Fund, Emerging Markets Small Companies Fund and Gold Fund had qualified Late-Year Losses of $724,709, $74,549 and $280,595, which are deferred until fiscal year 2020 for tax purposes.  Net late-year losses that are deferred, are deemed to arise on the first day of the Fund's next taxable year.

52

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2020 (Unaudited)

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2020 and for the year ended October 31, 2019, redemption fees were as follows:

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
International Value Fund	$4,065	$165
International Bond Fund	2,410	4
International Dividend Income Fund	2,705	466
Emerging Markets Small Companies Fund	1,547	345
Gold Fund	34,554	9,783

Note 6 – Investment Transactions

For the six months ended April 30, 2020, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$3,447,760	$2,520,386
International Bond Fund	4,626,885	3,371,670
International Dividend Income Fund	3,669,910	4,970,406
Emerging Markets Small Companies Fund	16,203,170	16,025,090
Gold Fund	25,974,137	8,522,645

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2020, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares are not subject to any distribution or administrative service fees under the plan.

For the six months ended April 30, 2020, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

53

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2020 (Unaudited)

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2020, in valuing the Funds’ assets carried at fair value:

54

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2020 (Unaudited)

International Value Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$22,009,298	$-	$2,153,526	$24,162,824
Communications	7,566,716	1,796,730	-	9,363,446
Consumer, Cyclical	2,712,561	-	-	2,712,561
Consumer, Non-cyclical	16,057,632	-	-	16,057,632
Energy	1,967,745	-	-	1,967,745
Technology	2,449,811	-	-	2,449,811
Short-Term Investments	8,529,184	-	-	8,529,184
Total Investments	$61,292,947	$1,796,730	$2,153,526	$65,243,203

International Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$-	$-	$-
Bonds
Basic Materials	-	4,053,196	-	4,053,196
Communications	-	1,182,002	-	1,182,002
Consumer, Non-cyclical	-	676,721	-	676,721
Diversified	-	699,214	-	699,214
Energy	-	1,060,905	-	1,060,905
Financial	-	2,331,129	-	2,331,129
Government	-	24,141,871	-	24,141,871
Utilities	-	298,267	-	298,267
Short-Term Investments	3,175,717	-	-	3,175,717
Total Investments	$3,175,717	$34,443,305	$-	$37,619,022

International Dividend Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Basic Materials	$13,333,873	$-	$-	$13,333,873
Communications	7,025,991	1,824,866	-	8,850,857
Consumer, Cyclical	2,489,230	-	-	2,489,230
Consumer, Non-cyclical	14,038,851	-	-	14,038,851
Financial	2,919,467	-	-	2,919,467
Industrial	2,055,394	-	-	2,055,394
Technology	2,195,639	-	-	2,195,639
Utilities	1,410,981	-	-	1,410,981
Exchange Traded Funds
Basic Materials	1,243,088			1,243,088
Short-Term Investments	6,745,884	-	-	6,745,884
Total Investments	$53,458,398	$1,824,866	$-	$55,283,264

55

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2020 (Unaudited)

Emerging Markets Small Companies Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Basic Materials	$-	$2,214,022	$-	$2,214,022
Communications	-	1,348,736	-	1,348,736
Consumer, Cyclical	1,421,024	5,943,695	-	7,364,719
Consumer, Non-cyclical	928,578	11,785,198	-	12,713,776
Financial	2,514,340	4,434,423	-	6,948,763
Industrial	523,755	12,551,957	-	13,075,352
Technology	1,044,576	4,935,738	-	5,980,314
Short-Term Investments	4,512,137	-	-	4,512,137
Total Investments	$10,944,410	$43,213,409	$-	$54,157,819

Gold Fund	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks
Gold Mining	$60,202,573	$-	$-	$60,202,573
Royalty Companies	40,661,289	-	4,620,845	45,282,134
Precious Metals Developmental	2,097,426	-	92,888	2,190,314
Precious Metals Exploration	11,734,491	-	6,000,146	17,734,637
Silver: Exploration and Mining	14,402,871	-	-	14,402,871
Diversified Exploration and Mining	-	-	3,592	3,592
Gold Exploration	2,474,970	-	199,138	2,674,108
Warrants
Silver: Exploration and Mining	-	-	-	-
Precious Metals Developmental	-	-	-	-
Precious Metals Exploration	-	-	199,784	199,784
Royalty Companies	-	-	227,910	227,910
Short-Term Investments	19,526,369	-	-	19,526,369
Total Investments	$151,099,989	$-	$11,344,303	$162,444,292

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Value Fund	International Bond Fund	Emerging Markets Small Companies Fund
Beginning balance October 31, 2019	$-	$-	$-
Transfers into Level 3 during the period	2,153,526	-	-
Transfers out of Level 3 during the period	-	-	-
Total realized gain/(loss)	-	-	-
Total unrealized appreciation/(depreciation)	-	-	-
Net purchases	-	-	-
Net sales	-	-	-
Balance as of April 30, 2020	$2,153,526	$-	$-

56

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2020 (Unaudited)

	Gold Fund – Common Stocks	Gold Fund – Warrants
Beginning balance October 31, 2019	$6,132,981	$202,604
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	-	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	1,424,830	225,090
Net purchases	3,358,798	-
Net sales	-	-
Balance as of April 30, 2020	$10,916,609	$427,694

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2020:

					Impact to
					Valuation
	Fair Value				from an
	April 30,	Valuation	Unobservable	Input	increase in
	2020	Methodologies	Input(1)	Range/Value	Input(2)
Value Fund - Common Stocks	$2,153,526	Fair Value Pricing	Discount for lack of marketability	10%	Decrease
Gold Fund - Warrants	$10,916,609	Fair Value Pricing	Discount for lack of marketability	10%	Decrease
Common Stocks	$427,694	Fair Value Pricing	Discount for lack of marketability	0% - 10%	Decrease

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The Level 3 investments for the International Bond Fund and Emerging Markets Small Companies Fund represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Gold Fund derivative and hedging activities, including how such activities are accounted for and their effects on the Gold Fund financial position, performance and cash flows. The Gold Fund invested in written options contracts and warrants during the six months ended April 30, 2020.

57

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2020 (Unaudited)

The effects of these derivative instruments on the Gold Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of April 30, 2020 by risk category are as follows:

	Gold Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value

Equity contracts	Warrants, at value	$427,694
Total		$427,694

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2020 are as follows:

	Gold Fund
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Warrants	Written Options Contracts	Total
Equity contracts	$-	$7,332	$7,332
Total	$-	$7,332	$7,332

	Gold Fund
	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Warrants	Written Options Contracts	Total
Equity contracts	$225,090	$-	$225,090
Total	$225,090	$-	$225,090

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of April 30, 2020 are as follows:

	Gold Fund
Derivatives not designated as hedging instruments
Equity contracts	Warrants	Average market value	$492,780
	Written option contracts	Average notional value	$-

58

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2020 (Unaudited)

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of April 30, 2020 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

					Transfer
				Net	Prior Year	Change in
	Value			Realized	Unrealized	Unrealized
Fund/Security	Beginning		Sales	Gain	Appreciation	Appreciation	Value End	Dividend
Description	of Period	Purchases	Proceeds	(Loss)	(Depreciation)	(Depreciation)	of Period	Income
Gold Fund
Evrim Resources Corp.	$1,265,908	$-	$-	$-	$-	$(48,478)	$1,217,430	$-
Magna Gold Corp.	549,541	710,546	-	-	-	499,180	1,759,267	-
Medgold Resources Corp.	503,728	-	-	-	-	(78,171)	425,557	-
Midland Exploration, Inc.	3,428,241	16,133	-	-	-	(565,498)	2,878,876	-
Vista Gold Corp.(1)	3,896,228	-	-	-	(3,048,521)	(847,707)	-	-
Total	$9,643,646

Altus Strategies PLC(1)(2)	329,664	-	-	-	(329,664)	-	-	-
GBM Resources Ltd.(2)	-	601,686	-	-	-	500,170	1,101,856	-
Guerrero Ventures, Inc.(2)	-	1,409,152	-	-	-	13,262	1,422,414	-
Mundoro Capital, Inc.(2)	-	380,952	-	-	-	(35,060)	345,892	-
Riverside Resources, Inc.(2)	297,623	-	-	-	41,976	72,757	412,356	-
Total				$-		$(489,545)	$9,563,648	-

	Shares				Shares
Fund/Security	Beginning				End
Description	of Period	Purchases	Sales	Stock Split	of Period
Gold Fund
Evrim Resources Corp.	5,466,651	-	-	-	5,466,651
Magna Gold Corp.	2,585,000	2,857,000	-	-	5,442,000
Medgold Resources Corp.	9,478,000	-	-	-	9,478,000
Midland Exploration, Inc.	5,375,400	40,000	-	-	5,415,400
Vista Gold Corp.(1)	5,126,624	-	-	-	5,126,624

Altus Strategies PLC(1)(2)	6,680,000	-	-	(5,344,000)	1,336,000
GBM Resources Ltd.(2)	-	18,181,818	-	-	18,181,818
Guerrero Ventures, Inc.(2)	-	2,200,000	-	-	2,200,000
Mundoro Capital, Inc.(2)	-	3,703,704	-	-	3,703,704
Riverside Resources, Inc.(2)	2,800,000	-	-	-	2,800,000

(1)	Not an affiliate at the end of the period.
(2)	Not an affiliate at the beginning of the period.

59

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2020 (Unaudited)

Note 13 – New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Funds have adopted ASU 2018-13 with these financial statements.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

60

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on March 11-12, 2020, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Euro Pacific Asset Management, LLC (the “Investment Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and together, the “Funds”):

•	the EP Emerging Markets Small Companies Fund (the “Emerging Markets Fund”),

•	the EuroPac Gold Fund (the “Gold Fund”),

•	the EuroPac International Bond Fund (the “International Bond Fund”),

•	the EuroPac International Dividend Income Fund (the “International Dividend Fund”), and

•	the EuroPac International Value Fund (the “International Value Fund”).

The Board and the Independent Trustees also approved the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Champlain Investment Partners, LLC (the “Sub-Advisor”) with respect to the Emerging Markets Fund for an additional one-year term from when it otherwise would expire.

The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.” In renewing each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended December 31, 2019; reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreement, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

61

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Euro Pacific Asset Management, LLC

Nature, Extent and Quality of Services

With respect to the performance results of each Fund, the meeting materials indicated the following:

•	The Emerging Markets Fund’s total return for the one-year period was above the MSCI Emerging Markets Small Cap Index return, but below the Peer Group and Diversified Emerging Markets Fund Universe median returns by 3.75% and 5.59%, respectively. The Fund’s annualized total return for the five-year period was below the MSCI Index return and the Peer Group and Fund Universe median returns by 0.77%, 2.39%, and 2.95%, respectively. The Fund’s annualized total return for the three-year period was below the MSCI Index return by 0.13%, the Peer Group median return by 3.45%, and the Fund Universe median return by 3.86%. The Trustees noted that the Fund received a five-star rating from Morningstar in 2016, and four-star ratings in 2013, 2014, and 2017. The Trustees considered the Investment Advisor’s observations that gross of fees, the Fund had outperformed the MSCI Index over the one-, three-, and five-year periods; and that certain of the funds in the Peer Group were not primarily invested in small cap holdings. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its Morningstar risk score, which measures downside volatility, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

•	The Gold Fund’s annualized total return for the five-year period was above the Philadelphia Gold & Silver Index return and the Peer Group and Equity Precious Metals Fund Universe median returns, but slightly below the NYSE Arca Gold Miners Index return by 0.02%. The Fund’s annualized total return for the three-year period was above the Peer Group and Fund Universe median returns, but below the Philadelphia Index return and the NYSE Index return by 1.54% and 3.17%, respectively. The Fund’s total return for the one-year period was below the Peer Group median return by 0.62%, the Fund Universe median return by 1.26%, the NYSE Index return by 3.28%, and the Philadelphia Index return by 15.32%. The Trustees noted that the Fund received five-star ratings from Morningstar in 2018 and 2019, and four-star ratings in 2016 and 2017. The Trustees considered the Investment Advisor’s explanation that the Fund’s underperformance for the one- and three-year periods compared to the Philadelphia Index was primarily due to the Philadelphia Index being fully invested in large-cap miners, which typically outperform at the onset of a bull market. The Trustees also observed that the Fund’s Sharpe ratio, which measures risk-adjusted returns; Morningstar risk score, which measures downside volatility; and information ratio, which measures risk-adjusted returns relative to the benchmark, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the three- and five-year periods.

•	The International Bond Fund’s annualized total return for the three-year period was the same as the Peer Group median return, but below the World Bond Fund Universe median return by 0.52% and the FTSE Non-USD World Government Bond Index return by 0.82%. The Fund’s total return for the one-year period was the same as the Peer Group median return, but below the FTSE Index return and the Fund Universe median return by 0.19% and 2.05%, respectively. The Fund’s annualized total return for the five-year period was below the Peer Group median return by 0.78%, the FTSE Index return by 2.07%, and the Fund Universe median return by 2.29%. The Trustees considered the Investment Advisor’s belief that the Fund’s underperformance relative to the Peer Group for the five-year period was not meaningful because the Peer Group does not provide an appropriate basis of comparison for the Fund, as many funds in the Peer Group invest in the U.S. dollar, engage in hedging, or invest in longer duration portfolios, all of which differ from the Fund’s strategy. The Trustees also noted the Investment Advisor’s belief that the Fund’s underperformance relative to the FTSE Index over the three- and five-year periods was mostly due to the Fund’s relatively lower duration and its exposure to currencies that are considered more sensitive to moves in the U.S. dollar.

62

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The International Dividend Fund’s annualized total return for the three-year period was below the Peer Group and Foreign Large Value Fund Universe median returns and the S&P International Dividend Opportunities Index return by 0.07%, 0.92%, and 4.45%, respectively. The Fund’s annualized total return for the five-year period was below the Peer Group and Fund Universe median returns and the S&P Index return by 2.60%, 3.60%, and 5.34%, respectively. The Fund’s total return for the one-year period was below the Peer Group median return by 3.00%, the Fund Universe median return by 4.02%, and the S&P Index return by 8.42%. The Trustees considered the Investment Advisor’s explanation that the Fund is designed to outperform in a weak U.S. dollar environment, and that over the five-year period the U.S. dollar rose 15.25%. The Trustees also considered the Investment Advisor’s observations that certain funds in the Fund Universe are not focused on international issuers or dividend-paying stocks, which makes the comparison to the Fund Universe less meaningful, and that the Fund is defensively positioned and therefore underperformed during the market rally in 2019.

•	The International Value Fund’s total return for the one-year period was above the Morningstar Energy Index return and MSCI All Country World Ex USA Value Index return; the same as the Peer Group median return; and below the MSCI World Ex USA Value Index return by 0.30%, the Foreign Large Value Fund Universe median return by 0.34%, and the PHLX Gold & Silver Index return by 35.85%. The Fund’s annualized total return for the three-year period was above the Morningstar Index return, but below the Peer Group median return by 1.08%, the Fund Universe median return by 1.32%, the MSCI World Ex USA Value Index return by 1.63%, the MSCI All Country World Ex USA Value Index return by 2.15%, and the PHLX Index return by 6.84%. For the five-year period, the Fund’s annualized total return was above the Morningstar Index return, but below each of the Peer Group and Fund Universe median returns by 3.32%, the MSCI World Ex USA Value Index return by 3.61%, the MSCI All Country World Ex USA Value Index return by 3.67%, and the PHLX Index return by 10.10%. The Trustees considered the Investment Advisor’s observation that for the period from January 1, 2016, through December 31, 2019, the Fund outperformed the Peer Group median return by 17.31%. The Trustees noted the Investment Advisor’s assertion that the Fund’s investment style is unique; that the Peer Group provides a poor basis of comparison for the Fund’s performance because the Fund is designed to generate dividend income and capital gain and to perform well in a weak U.S. dollar environment, which is distinct from ordinary foreign funds, the objectives of which are generally to outperform a broad group of foreign stocks; and that the Fund’s investment strategies have been communicated to the Fund’s shareholders.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor with respect to the Emerging Markets Fund, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were sufficient for renewal of the Advisory Agreement.

63

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The Emerging Markets Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median, but higher than the Diversified Emerging Markets Fund Universe median by 0.08%. The Trustees noted that the Fund’s advisory fee was higher than the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, Alliance Global Partners Corp. (“AGP”). The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.08% and 0.25%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Gold Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median, but higher than the Equity Precious Metals Fund Universe median by 0.05%. The Trustees noted that the Fund’s advisory fee was the same as the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median, but higher than the Fund Universe median by 0.21%. The Trustees noted, however, that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The International Bond Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and World Bond Fund Universe medians. The Trustees noted that the Fund’s advisory fee was lower than the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees also considered that the Fund’s advisory fee was lower than the advisory fees paid by the other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group median by 0.11% and the Fund Universe median by 0.13%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered the Investment Advisor’s observation that the Fund held significant amounts of bonds of small cap companies, which generally require higher custody fees, and that the custody fees of certain Fund holdings were relatively high because of the foreign markets in which the issuers were located.

64

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The International Dividend Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but higher than the Foreign Large Value Fund Universe median by 0.09%. The Trustees noted that the Fund’s advisory fee was higher than the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.25% and 0.26%, respectively. The Trustees noted, however, that the Fund’s asset size was small, and that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The International Value Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group median by 0.25% and the Foreign Large Value Fund Universe median by 0.32%. The Trustees considered the Investment Advisor’s belief that the Fund warrants a higher advisory fee than the Peer Group funds generally because the Fund uses a distinct strategy involving investment in markets that are not typically covered and therefore require more research and specialized trading in certain cases. The Trustees noted that the Fund’s advisory fee was higher than the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.50% and 0.51%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered the Investment Advisor’s belief that management of the Fund warranted a higher advisory fee, as discussed above.

In considering the Funds’ fees and total expenses, the Board considered the Investment Advisor’s longstanding view that each Fund is distinct from its Peer Group in some significant way, as the Investment Advisor focuses on unhedged exposure to various countries, currencies, and commodities in a way that is not replicated by any other fund family’s products, and this makes it difficult for Broadridge to appropriately categorize the Funds’ strategies and construct peer groups for the Funds. The Board also considered that most investors in the Funds, the majority of whom purchase shares through the Investment Advisor’s affiliated broker-dealer, AGP, invest in the Funds specifically for this unique investment process and philosophy and with a long-term focus.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

65

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended December 31, 2019, noting that the Investment Advisor had waived a significant portion of its advisory fee for the International Bond Fund, and had waived a portion of its advisory fee for the Emerging Markets Fund, International Value Fund, International Dividend Fund, and Gold Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Investment Advisor from its relationships with the Funds were reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Champlain Investment Partners, LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Emerging Markets Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board noted that the Investment Advisor was recommending renewal of the sub-advisory agreement. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Emerging Markets Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Emerging Markets Fund and noted that it was lower than the fee that the Sub-Advisor charges to manage a private fund using the same strategy as the Emerging Markets Fund. The Board also noted that the Investment Advisor pays the Sub-Advisor’s sub-advisory fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Emerging Markets Fund.

Benefits to the Sub-Advisor

The Board also considered the benefits received by the Sub-Advisor as a result of its relationship with the Emerging Markets Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

66

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement with respect to the Funds, as applicable.

67

Euro Pacific Funds

EXPENSE EXAMPLES

For the Six Months Ended April 30, 2020 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A shares only), and redemption fees and (2) ongoing costs, including management fees; distribution fees and/or service (12b-1) fees (Class A shares only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EuroPac International Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/19	4/30/20	11/1/19 – 4/30/20
Class A	$1,000.00	$1,019.70	$8.78
Class I	1,000.00	1,021.00	7.53
Hypothetical (5% annual return before expenses)	11/1/19	4/30/20	11/1/19 – 4/30/20
Class A	1,000.00	1,016.17	8.77
Class I	1,000.00	1,017.41	7.52

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

68

Euro Pacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2020 (Unaudited)

EuroPac International Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/19	4/30/20	11/1/19 – 4/30/20
Class A	$1,000.00	$968.20	$5.62
Class I	1,000.00	969.70	4.40
Hypothetical (5% annual return before expenses)	11/1/19	4/30/20	11/1/19 – 4/30/20
Class A	1,000.00	1,019.15	5.77
Class I	1,000.00	1,020.39	4.52

*	Expenses are equal to the Fund’s annualized expense ratios of 1.15% and 0.90% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac International Dividend Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/19	4/30/20	11/1/19 – 4/30/20
Class A	$1,000.00	$948.70	$7.26
Class I	1,000.00	1,017.41	7.52
Hypothetical (5% annual return before expenses)	11/1/19	4/30/20	11/1/19 – 4/30/20
Class A	1,000.00	950.00	6.06
Class I	1,000.00	1,018.65	6.27

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP Emerging Markets Small Companies Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/19	4/30/20	11/1/19 – 4/30/20
Class A	$1,000.00	$879.10	$8.18
Class I	1,000.00	1,016.16	8.78
Hypothetical (5% annual return before expenses)	11/1/19	4/30/20	11/1/19 – 4/30/20
Class A	1,000.00	880.40	7.02
Class I	1,000.00	1,017.40	7.53

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

69

Euro Pacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2020 (Unaudited)

EuroPac Gold Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/19	4/30/20	11/1/19 – 4/30/20
Class A	$1,000.00	$1,101.10	$7.99
Class I	1,000.00	1,104.00	6.69
Hypothetical (5% annual return before expenses)	11/1/19	4/30/20	11/1/19 – 4/30/20
Class A	1,000.00	1,017.26	7.67
Class I	1,000.00	1,018.50	6.42

*	Expenses are equal to the Fund’s annualized expense ratios of 1.52% and 1.27% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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 Euro Pacific Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Euro Pacific Asset Management, LLC

Suite 204, Lots 81-82

Street C

Dorado, Puerto Rico 00646

Sub-Advisor

Champlain Investment Partners

180 Battery Street, Suite 400

Burlington, Vermont 05401

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund – Class A	EPIVX	461 418 766
EuroPac International Value Fund – Class I	EPVIX	461 41P 669
EuroPac International Bond Fund – Class A	EPIBX	461 418 618
EuroPac International Bond Fund – Class I	EPBIX	461 41P 651
EuroPac International Dividend Income Fund – Class A	EPDPX	461 41P 487
EuroPac International Dividend Income Fund – Class I	EPDIX	461 41P 479
EP Emerging Markets Small Companies Fund – Class A	EPASX	461 418 550
EP Emerging Markets Small Companies Fund – Class I	EPEIX	461 41P 636
EuroPac Gold Fund – Class A	EPGFX	461 41P 677
EuroPac Gold Fund – Class I	EPGIX	461 41Q 196

Privacy Principles of the Euro Pacific Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Euro Pacific Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (888) 988-9801 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 558-5851.

Euro Pacific Funds

P. O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 558-5851

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/20

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	7/09/20